Effects of Changes in Focus Media's Ownership Interest in Subsidiaries on Equity Attributable to Focus Media (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to Focus Media	$ 162,677,038	$ 184,273,477	$ (213,257,044)
Increase in Focus Media's additional paid-in capital due to partial disposal of subsidiaries	33,783	3,817,579	1,391,800
Net transfers (to) from non-controlling interest	33,783	3,817,579	1,391,800
Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$ 162,710,821	$ 188,091,056	$ (211,865,244)